Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Estimated useful lives of the Company’s property and equipment are as follows:

Leasehold improvements	Shorter of 5 – 10 years or the remaining lease term
Equipment	3 – 6 years
Fixtures and vehicles	3 – 5 years
Information regarding property and equipment, net is as follows:

	As of
(in millions)	March 31, 2025	March 31, 2024
Leasehold improvements	$167	$159
Equipment	603	388
Fixtures and vehicles	47	43
Construction in progress	41	16
Total property and equipment, gross	858	606
Less: Accumulated depreciation	(464)	(391)
Total property and equipment, net	$394	$215